Provision (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Provision

	Provision for warranty	Provision for onerous contract	Total	Total
	RMB’000	RMB’000	RMB’000	US$’000
At January 1, 2019	166,913	—	166,913	25,793
Provision made	421,905	2,316	424,221	65,554
Provision utilized	(373,103)	—	(373,103)	(57,655)

At December 31, 2019 and January 1, 2020	215,715	2,316	218,031	33,692
Provision made	335,664	13,639	349,303	53,977
Provision utilized	(295,940)	—	(295,940)	(45,731)
Provision reversed	—	(2,316)	(2,316)	(358)

At December 31, 2020	255,439	13,639	269,078	41,580